Organization and Principal Activities - Additional Information (Detail)	Dec. 31, 2016
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity interest sold to Shanghai Noah Financial Service	100.00%